Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses
5. ACCRUED EXPENSES
Accrued expenses consist of the following:

	June 30,	December 31,
	2021	2020
	(in thousands)
Accrued compensation	$3,871	$5,424
Accrued sales taxes payable	185	879
Accrued professional services	2,045	754
Accrued materials	4,077	401
Accrued other	2,049	272
Accrued warranty	112	41

Accrued expenses	$12,339	$7,771

Accrued Warranty
The Company provides a limited warranty ranging from one to three years. Estimated warranty obligations are recorded as an expense upon customer acceptance of related products. Factors that affect the estimated warranty liability include number of products accepted, historical and anticipated rates of warranty claims, cost per claim, and vendor-supported warranty programs. The Company periodically assesses the adequacy of our recorded warranty liabilities and adjusts the amounts as necessary. The amount of liability recorded is equal to the estimated costs to repair or otherwise satisfy claims made by customers.
Changes in our product warranty consist of the following:

	June 30,	December 31,
	2021	2020
	(in thousands)
Beginning balance	$41	$317
Accrual (reversal) for warranty expense	107	(136)
Warranty costs incurred during period	(36)	(140)

Ending balance	$112	$41

5. ACCRUED EXPENSES
Accrued expenses consist of the following:

	December 31,
	2020	2019
	(in thousands)
Accrued compensation	$5,424	$3,056
Accrued sales taxes payable	879	142
Accrued professional services	754	—
Accrued materials	401	290
Accrued other	272	541
Accrued warranty	41	317

	$7,771	$4,346

Accrued Compensation
Accrued compensation included estimated
year-end
employee bonuses and related employee costs of approximately $3.9 million and $2.8 million at December 31, 2020 and 2019, respectively.
Accrued Warranty
The Company provides a limited warranty ranging from one to three years. Estimated warranty obligations are recorded as an expense upon customer acceptance of related products. Factors that affect the estimated warranty liability include number of products accepted, historical and anticipated rates of warranty claims, cost per claim, and vendor-supported warranty programs. The Company periodically assesses the adequacy of our recorded warranty liabilities and adjusts the amounts as necessary. The amount of liability recorded is equal to the estimated costs to repair or otherwise satisfy claims made by customers.

Changes in our product warranty consist of the following:

	December 31,
	2020	2019
	(in thousands)
Beginning balance	$317	$—
Accrual (reversal) for warranty expense	(136)	449
Warranty costs incurred during period	(140)	(132)

Ending balance	$41	$317